ASSETS HELD FOR SALE AND INVENTORIES, NET - Assets held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 10,342	$ 173,742
Investments held for sale	4,385	0
Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	7,667	8,632
Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		146,117
Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,168	6,349
Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,507	12,644
Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,622	10,085
Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,622	5,563
Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		4,522
Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,584	133,863
Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,909	2,887
Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		111,983
Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,168	6,349
Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,507	12,644
Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	136	29,794
Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	136	182
Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		29,612
Cost
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	10,378	178,309
Cost | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	7,703	8,729
Cost | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		150,533
Cost | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,168	6,374
Cost | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,507	12,673
Cost | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,658	10,192
Cost | Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	5,658	5,660
Cost | Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		4,532
Cost | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	4,584	138,148
Cost | Real estate for residential purposes | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,909	2,887
Cost | Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		116,214
Cost | Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,168	6,374
Cost | Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	1,507	12,673
Cost | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	136	29,969
Cost | Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	136	182
Cost | Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		29,787
Accumulated impairment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(36)	(4,567)
Accumulated impairment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(36)	(97)
Accumulated impairment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		(4,416)
Accumulated impairment | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	0	(25)
Accumulated impairment | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	0	(29)
Accumulated impairment | Machinery and equipment
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(36)	(107)
Accumulated impairment | Machinery and equipment | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	(36)	(97)
Accumulated impairment | Machinery and equipment | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		(10)
Accumulated impairment | Real estate for residential purposes
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	0	(4,285)
Accumulated impairment | Real estate for residential purposes | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		(4,231)
Accumulated impairment | Real estate for residential purposes | Banking El Salvador
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	0	(25)
Accumulated impairment | Real estate for residential purposes | Banking Guatemala
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	0	(29)
Accumulated impairment | Real estate different from residential properties
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale	$ 0	(175)
Accumulated impairment | Real estate different from residential properties | Banking Colombia
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		0
Accumulated impairment | Real estate different from residential properties | Banking Panama
ASSETS HELD FOR SALE AND INVENTORIES, NET
Assets held for sale		$ (175)